Fair Value Measurements (Details) - Schedule of Fair Value Measurements - Fair Value, Recurring [Member] - US Treasury Securities [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds	$ 13,713,477	$ 24,376,178	$ 229,792,494
Fair Value, Inputs, Level 1 [Member]
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds	13,713,477	24,376,178	229,792,494
Fair Value, Inputs, Level 2 [Member]
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds
Fair Value, Inputs, Level 3 [Member]
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds